Expense Example - Chesapeake Trend-Following Fixed Income ETF [Member]	Oct. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	$ 318